PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Electronics and office equipment [Member] USD ($)	Dec. 31, 2014 Electronics and office equipment [Member] CNY	Dec. 31, 2013 Electronics and office equipment [Member] CNY	Dec. 31, 2014 Motor vehicles [Member] USD ($)	Dec. 31, 2014 Motor vehicles [Member] CNY	Dec. 31, 2013 Motor vehicles [Member] CNY	Dec. 31, 2014 Leasehold improvements [Member] USD ($)	Dec. 31, 2014 Leasehold improvements [Member] CNY	Dec. 31, 2013 Leasehold improvements [Member] CNY
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 10,799	67,005	53,654	$ 4,992	30,972	23,349	$ 1,554	9,642	4,557	$ 4,253	26,391	25,748
Less: Accumulated depreciation	(4,179)	(25,930)	(17,441)
Property and equipment, net	$ 6,620	41,075	36,213